Voya Russell Small Cap Index Portfolio Expense Example - Class ADV I S S2 Shares [Member] - Voya Russell Small Cap Index Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 95
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	572
Expense Example, with Redemption, 10 Years	1,282
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	166
Expense Example, with Redemption, 5 Years	300
Expense Example, with Redemption, 10 Years	689
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	437
Expense Example, with Redemption, 10 Years	990
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	518
Expense Example, with Redemption, 10 Years	$ 1,166